Right-of-Use Asset and Operating Lease Liability - Lease cost and other information (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Lease cost
Short-term lease cost	$ 12	$ 8	$ 52	$ 30	$ 60	$ 340
Operating lease cost	115	138	227	182	421	109
Total	$ 127	$ 146	$ 279	$ 212	$ 481	$ 449
Weighted-average discount rate - operating lease	5.00%		5.00%		5.00%
Weighted-average remaining lease term - operating lease (in months)	16 months		16 months		21 months